INTEREST EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure of interest expenses [Abstract]
INTEREST EXPENSE
34	INTEREST EXPENSE

	2022	2021	2020
	US$’000	US$’000	US$’000

Interest on bank loans	14,119	6,231	7,128
Interest on non-bank loans	-	1,808	2,797
Amortisation of upfront fees on bank loans	1,539	1,263	1,831
Other finance costs	61	1,095	870
Interest on lease liabilities	1,414	1,901	2,480
	17,133	12,298	15,106